Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Components of Income Tax Expense
Current U.S. state	$ 479		$ 505		$ 493
Deferred U.S. state	(228)		43		941
Income tax expense	$ 251	[1]	$ 548	[2]	$ 1,434	[2]
Income Taxes (Textual)
Statutory federal income tax rate, percent	35.00%		35.00%		35.00%

[1]	Financial information has been retrospectively adjusted for the acquisition of the McKee Terminal Services Business from Valero Energy Corporation. See Notes 1 and 3.
[2]	Financial information has been retrospectively adjusted for the acquisitions of the Corpus Christi Terminal Services Business and the McKee Terminal Services Business from Valero Energy Corporation. See Notes 1 and 3.